DEBT - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 12,500
2023	18,750
2024	18,750
2025	200,000
2026	130,000
Total debt	$ 380,000	$ 240,000